DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 03, 2022 $ / shares shares	Mar. 01, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares	Dec. 31, 2020 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares			2,012,500
Purchase price per unit				$ 10.25	$ 10.25
Condition for future business combination use of proceeds percentage				80	80
Condition For Future Business Combination Threshold Percentage Ownership				50	50
Redemption limit percentage without prior consent				15	15
Period of initial business combination for closing of initial public offering				15 months	15 months
Transaction Costs | $				$ 805,000	$ 700,000
Redemption period upon closure				10 days	10 days
Maximum allowed dissolution expenses | $				$ 100,000	$ 100,000
Cash | $					0		$ 0
Working capital deficit | $					3,272		$ 1,470
Maximum borrowing capacity of related party promissory note | $					$ 175,000
Warrant share price at $11.50
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit					$ 1.00
Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit				$ 0.10	0.10
Exercise price of warrants				11.50	11.50
Public Warrants | Warrant share price at $15
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit					15.00
Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants				11.50	11.50
Private Placement Warrants | Warrant share price at $15
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit		$ 0.10		15	0.10
Exercise price of warrants		15.00		15	15
Private Placement Warrants | Warrant share price at $10
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants		10.00			10.00
Private Placement Warrants | Warrant share price at $11.50
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit		1.00		11.50	11.50
Exercise price of warrants		$ 11.50	$ 11.50	$ 11.50	$ 11.50
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares		7,000,000	550,000		7,000,000
Purchase price per unit	$ 10.00	$ 10.00	$ 10		$ 10.00
Exercise price of warrants		11.50			$ 11.50
Period of initial business combination for closing of initial public offering				15 months	15 months
Initial Public Offering | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit		$ 10.25			$ 10.25
Private Placement | Warrant share price at $10
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares			55,000
Purchase price per unit			$ 10
Private Placement | Private Placement Warrants | Warrant share price at $15
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants			$ 15	$ 15	15	$ 15
Private Placement | Private Placement Warrants | Warrant share price at $11.50
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants				11.50	$ 11.50	$ 11.50
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares	1,050,000	1,050,000			8,050,000
Purchase price per unit				11.50
Transaction Costs | $					$ 805,000
Sponsor | Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants				10.00
Sponsor | Private Placement | Private Placement Warrants | Warrant share price at $15
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit				0.10	$ 0.10
Exercise price of warrants				15	15
Sponsor | Private Placement | Private Placement Warrants | Warrant share price at $11.50
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit				1.00	1.00
Exercise price of warrants				$ 11.50	$ 11.50